UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2025

Date of reporting period: 03/31/2025

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended March 31, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

(MCGXX) (Unaudited)

March 31, 2025

This semi-annual report to shareholders contains important information of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”), for period from October 22, 2024, commencement of operations, through March 31, 2025 (the “period”). You can find the Fund’s prospectus, Statement of Additional Information and other information at https://m3sixtycapital.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the period? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund Shares	$50	1.13%

What are some Fund statistics?

Fund Statistics
Total Net Assets	$10,146	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	1	Portfolio Turnover Rate	0%

What did the Fund invest in?

Holdings (as a % of Net Assets)
U.S. Treasury Bill, 4.19%, 04/08/2025	88.63%

Sector Allocation (as a % of Portfolio)
U.S. Treasury Bill	100%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies:

M3Sixty Onchain U.S. Government Money Market Fund

(Ticker Symbol: MCGXX)

A series of the
360 Funds

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

March 31, 2025

Investment Adviser:

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the "Reports"). The Reports are now streamlined to highlight key information about the Fund. Certain information previously included in the Reports, including the Fund’s financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Value
GOVERNMENT BONDS - 88.63%
United States Treasury Bill, 4.190%, 04/08/2025 (a)	9,000	$8,993

TOTAL GOVERNMENT BONDS (Cost $8,993)		8,993

INVESTMENTS AT VALUE (Cost $8,993) - 88.64%		$8,993

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 11.36%		1,153

NET ASSETS - 100.00%		$10,146

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the annualized yield at March 31, 2025.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2025 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at cost	$8,993
Investments, at value	$8,993
Due from Adviser	23,890
Receivables:
Interest	1
Prepaid expenses	1,002
Total assets	33,886

Liabilities:
Payables:
Due to administrator	8,015
Accrued Trustee fees	2,721
Accrued expenses	13,004
Total liabilities	23,740
Commitments and contingencies (a)	—
Net Assets	$10,146

Sources of Net Assets:
Paid-in beneficial interest	$10,146
Total distributable earnings	—
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$10,146

Fund Shares:
Net assets	$10,146
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	10,146
Net Asset Value, Offering and Redemption Price Per Share	$1.00

(a) See Note 9 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

SEMI-ANNUAL REPORT

For the Period Ended March 31, 2025 (a)
(Unaudited)
Investment income:
Interest	196
Total investment income	196

Expenses:
Advisory fees (Note 5)	22
Accounting and transfer agent fees and expenses (Note 5)	26,928
Reports to shareholders	9,308
Trustee fees and expenses	6,621
Legal fees	5,792
Compliance officer fees	3,878
Audit fees	3,391
Miscellaneous	2,415
Custodian fees	1,227
Insurance	46
Non-12b-1 shareholder servicing expense	15
Total expenses	59,643
Less: fees waived and expenses reimbursed (Note 5)	(59,593)
Net expenses	50

Net investment income	146

Realized and unrealized gain:
Net realized gain on:
Investments	—
Net realized gain on investments	—

Net change in unrealized appreciation on:
Investments	—
Net change in unrealized appreciation	—

Net realized and unrealized gain on investments	—

Net increase in net assets resulting from operations	$146

(a) The M3Sixty Onchain U.S. Government Money Market Fund commenced opertations on October 22, 2024.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

For the Period Ended March 31, 2025 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$146
Net realized gain on investments	—
Net change in unrealized appreciation on investments	—
Net increase in net assets resulting from operations	146

Distributions to shareholders from:
Distributable earnings	(146)
Total distributions	(146)

Beneficial interest transactions (Note 3):
Increase in net assets from beneficial interest transactions	10,146

Increase in net assets	10,146

Net Assets:
Beginning of period	—

End of period	$10,146

(a) The M3Sixty Onchain U.S. Government Money Market Fund commenced opertations on October 22, 2024.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

	For the Period Ended March 31, 2025 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$1.00

Investment Operations:
Net investment income (b)	0.01
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	0.01

Distributions:
From net investment income	(0.01)
Total distributions	(0.01)

Net Asset Value, End of Period	$1.00

Total Return (c)	1.22	%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1352.42	%(e)
After fees waived and expenses absorbed	1.13	%(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(1347.98	)%(e)
After fees waived and expenses absorbed	3.31	%(e)

Portfolio turnover rate	0	%(d)

(a)	The M3Sixty Onchain U.S. Government Money Market Fund commenced opertations on October 22, 2024.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”) is a series of 360 Funds (the “Trust”), which was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund, and its investment objective is to provide investors with a high level of current income consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value (“NAV”) per share.

The Fund commenced operations on October 22, 2024.

The Fund offers one class of shares.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Investments in Money Market Companies - The Fund invests at least 99.5% of its total assets in U.S. Government securities, cash, and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States under authority granted by the U.S. Congress; or any certificate of deposit for any of the preceding. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks, and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to operate as a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. The Fund will give shareholders at least 60 days’ advance notice of any change to the 99.5% policy.

c)            Amortized Cost – The Fund uses the amortized cost valuation method to seek to maintain a stable $1.00 share price and does not intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Fund’s Board reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future after providing prior notice to shareholders.

d)            Eligible Securities – The Fund invests in U.S. government securities, which may include fixed, floating, and variable rate securities as well as repurchase agreements, which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed-upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates. The Fund only buys securities that at the time of acquisition are “eligible securities,” as defined by applicable regulation (e.g., government securities, securities issued by a money market fund, and securities that the investment manager determines present minimal credit risks). The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less (or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation). The Fund invests only in U.S. dollar-denominated securities.

e)            Crypto or Digital Assets – The Fund does not invest in any crypto or digital assets.

f)             Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period from October 22, 2024, commencement of operations, through March 31, 2025 (the “period”), the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the period ended March 31, 2025, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the period ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next 12 months.

g)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the period ended March 31, 2025.

h)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)             Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s Adviser has been designated as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.

j)            Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the amortized cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated authority to M3Sixty Capital, LLC (the “Adviser”) to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2025.

Financial Instruments - Assets Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Government Bonds	$ —	$ 8,993	$ 8,993
Totals	$ —	$ 8,993	$ 8,993

(1) As of and during the period ended March 31, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

During the period ended March 31, 2025, no securities were valued using alternative procedures approved by the Board.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee's fair value determinations and has assigned the Adviser as the Fund's Valuation Designee.

3.	BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the period ended March 31, 2025 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Shares	10,000	0	146	10,146
Value	$ 10,000	$ 0	$ 146	$ 10,146

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2025, there were no purchases or sales of investment securities (excluding short-term investments) made by the Fund.

The cost of purchases and proceeds from sales of U.S. Government securities during the period ended March 31, 2025, were $53,831 and $45,000, respectively.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.50% of the Fund’s net assets.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2026, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, sub-transfer agency fees and other shareholder service fees, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 0.78% of each share class’s average daily net assets attributable to the investor. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board on 60 days’ written notice to the Fund’s Adviser. Please see the table below for information regarding the management fees earned, fee waivers and expenses reimbursed during the period ended March 31, 2025, as well as amounts due to (from) the Adviser at March 31, 2025.

Advisory fees earned	$22
Fees waived and reimbursed	(59,593)
Payable to (Due from) Adviser	(23,890)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are $59,593, which can be repaid no later than September 30, 2028.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), an affiliate of the Adviser. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports ; (g) communications with shareholders; (h) coordination of shareholder meetings; (i) monitoring the Fund’s compliance; and (j) maintaining shareholder account records.

For the period ended March 31, 2025, M3Sixty earned $26,928, including out of pocket expenses, pursuant to the ICSA.

The Fund has also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act, to the Fund for the year and on the terms and conditions set forth in the CCO Agreement.

For the period ended March 31, 2025, M3Sixty earned $3,878 of fees pursuant to the CCO Agreement.

Certain officers and a Trustee of the Fund are also employees of M3Sixty and the Adviser.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“Matrix 360”), an affiliate of the Adviser and M3Sixty. Pursuant to the Distribution Agreement, Matrix 360 provides distribution services to the Fund. Matrix 360 serves as underwriter/distributor of the Fund. During the period ended March 31, 2025, no commissions were paid to Matrix 360.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of the Fund’s investments at March 31, 2025 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 8,993	$ —	$ —	$ —

The Fund paid ordinary income distributions of $146 during the period ended March 31, 2025.

The Fund’s tax basis distributable earnings are determined at the end of each fiscal year and will be provided in the Fund’s September 30, 2025 annual report.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Linscott Joint Revocable Trust held 100% of the Fund’s shares. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

On April 30, 2025, the Fund declared an ordinary income distribution of $22, which was paid on April 30, 2025.

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and has determined that there were no other events requiring recognition or disclosure in the financial statements.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2025 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 -months ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - For the period ended March 31, 2025, the Fund paid $146 of ordinary income distributions. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Fund are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting of the Trustees the Trust held on January 31, 2024 (the “Meeting”), the Board considered the approval of the Advisory Agreement between the Trust and the Adviser for the Fund.

Legal counsel (“Counsel”) reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement between the Trust and the Adviser concerning the Fund. Counsel discussed with the Trustees the types of information and factors that they should consider to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (1) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (2) comparative performance information; (3) the Adviser’s estimated revenues, costs, and profitability of providing services to the Fund; and (4) information about the Adviser’s personnel.

In approving the Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent, and quality of the Adviser’s proposed services to the Fund, including the personnel providing such services; (2) the Adviser’s proposed compensation and its estimated profitability; (3) a comparison of the Fund’s proposed fees relative to its peer group; (4) expected economies of scale; and (5) the terms of the Advisory Agreement and possible conflicts of interest between the Fund and the Adviser.

(1)       The nature, extent, and quality of the services to be provided by the Adviser.

The Board considered the Adviser’s experience and knowledge in managing a money market fund, including its senior personnel’s professional experience and qualifications. The Board noted that while the Adviser does not have experience managing a money market fund, its senior personnel have the necessary experience and knowledge to manage such a fund. In evaluating the quality of services to be provided by the Adviser, the Board considered the Adviser’s operations and compliance policies and procedures. The Board also considered the Adviser’s financial condition, resources, and potential conflicts of interest. The Board, including the Independent Trustees, concluded that it was satisfied with the nature, extent, and quality of the Adviser’s proposed services to the Fund under the Advisory Agreement.

(2)       The Adviser’s proposed compensation and its estimated profitability.

The Board considered the Adviser’s financial condition, expected profitability, and the direct and indirect benefits it will derive through its relationship with the Fund. The Board considered the financial information provided by the Adviser, including its expected profit margin for managing the Fund and the proposed expense limitation agreement (the “ELA”). The Board also considered whether the Adviser has the financial wherewithal to provide services to the Fund, noting the ongoing commitment of the Adviser under the ELA. The Board considered that the Fund’s sub-transfer agent had agreed to support the ELA for the first $25 million in assets, after which the Adviser would be responsible for any fee waivers or expense reimbursements. The Board noted that the Adviser and its affiliated firms, M3Sixty and Matrix 360, will benefit from their association with the Fund.

The Board recognized that the Adviser would earn reasonable profits in exchange for its services to the Fund and the entrepreneurial risk that the Adviser assumes for managing it. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser’s compensation and profitability from its relationship with the Fund is reasonable and not excessive.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(3)       A comparison of the Fund’s proposed fees relative to its peer group.

The Board noted that the Fund has not yet commenced operations in the Trust. The Board compared the proposed advisory fee and total expense ratio for the Fund with various comparative data, including the median and average advisory fees and total expense ratios of the Fund’s category and peer group, noting that the proposed management fee of 0.50% was above the average and the median of the Fund’s category and peer group. The Board also noted that the Fund’s net expense ratio under the ELA was above the average and median expense ratio of the Fund’s category and peer group. The Board further noted that the Adviser had committed to considering breakpoints as the Fund grows and providing the Board with the information necessary to evaluate such breakpoints. The Board also noted that the Adviser did not expect its fund management to be profitable in its first year and only slightly profitable in its second year. In reviewing the estimated expense ratio of the Fund, the Board also considered the nature, extent, and quality of the Adviser’s proposed services. The Board considered, among other data, the specific factors and concluded that the advisory fee was reasonable considering the Adviser’s proposed services.

(4)       Expected economies of scale.

The Board considered the potential growth of the Fund based on the Adviser’s estimated investor demand and its marketing plans. The Board noted that the advisory fee would stay the same as asset levels increased. However, it noted that under the ELA, the Adviser was obligated to pay some of the Fund’s operating expenses, which limited the overall fees and expenses paid by the Fund even at lower asset levels. The Board also noted that if the Fund’s assets increased over time, it might realize other economies of scale if assets increased proportionally more than certain other expenses.

(5)       The terms of the Advisory Agreement and possible conflicts of interest between the Fund and the Adviser.

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Fund, (ii) the investment and trading processes for the Adviser, (iii) the method for aggregating and allocating portfolio transactions; (iv) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board also noted that the Adviser’s affiliates, M3Sixty and Matrix 360, would receive monetary and other benefits from servicing the Fund. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest. The Board also noted that the Adviser was updating its policies and procedures to reflect the requirements of managing a money market fund and that it would present the revised procedures to the Board for approval before the effective date of the Fund. After further consideration of the Adviser’s compliance program, the Board agreed to approve the Advisory Agreement on the condition that the Adviser present its revised policies and procedures before the effective date of the Fund and that such revisions are reasonably designed to eliminate or mitigate conflicts of interest. At the meeting held on August 8, 2024, the Board approved the Adviser’s revised policies and procedures.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program, which is subject to revision and approval by the Board; and (c) the Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott

By: Randy Linscott
Principal Executive Officer
Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott

By: Randy Linscott
Principal Executive Officer
Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.

By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: June 4, 2025